Risk management and financial instruments - Fair Value of Financial Instruments Table (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 84.1	$ 98.4
Restricted cash	25.3	23.6
Current portion of long-term debt	166.7	166.7
Long-term portion of floating rate debt	1,581.2	1,583.3
Related party debt	728.4	747.9
Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	84.1	98.4
Restricted cash	25.3	23.6
Current portion of long-term debt	166.7	166.7
Long-term portion of floating rate debt	1,581.2	1,583.3
Related party debt	$ 700.0	$ 702.5